UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue

32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue

32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (212) 933-0393

Date of fiscal year end: March 31, 2023

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“the Act”) [17 CFR § 270.30e-1], is attached hereto.

Semi-Annual Report

KraneShares Global Carbon Transformation ETF

KraneShares Global Carbon Strategy ETF

KraneShares European Carbon Allowance Strategy ETF

KraneShares California Carbon Allowance Strategy ETF

KraneShares Global Carbon Offset Strategy ETF

September 30, 2022

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month year ended June 30, are available (i) without charge, upon request, by calling 855-857-2638; and (ii) on the Commission’s website at http://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Global Carbon Transformation ETF

	Shares	Value
COMMON STOCK — 98.5%‡
Australia — 2.4%
Materials — 2.4%
Fortescue Metals Group	4,581	$49,541
TOTAL AUSTRALIA		49,541

Canada — 9.4%
Energy — 1.6%
Cameco	1,321	35,020

Industrials — 1.2%
Ballard Power Systems*	4,092	25,043

Materials — 1.5%
Teck Resources, Cl B	1,051	31,961

Utilities — 5.1%
Atco, Cl I	1,916	59,193
Northland Power	1,613	47,484
		106,677
TOTAL CANADA		198,701

France — 10.0%
Energy — 3.0%
TotalEnergies	1,315	62,190

Industrials — 4.4%
Legrand	593	38,725
Rexel	3,557	53,942
		92,667
Materials — 0.9%
Air Liquide	171	19,671

Utilities — 1.7%
Engie	3,022	35,058
TOTAL FRANCE		209,586

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Global Carbon Transformation ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Germany — 7.0%
Industrials — 1.1%
Siemens	225	$22,307

Materials — 1.2%
thyssenkrupp*	5,782	24,844

Utilities — 4.7%
Encavis	1,585	28,695
RWE	1,904	70,488
		99,183
TOTAL GERMANY		146,334

India — 6.4%
Energy — 3.8%
Reliance Industries GDR	1,377	80,365
		80,365
Utilities — 2.6%
ReNew Energy Global, Cl A*	9,126	54,939
TOTAL INDIA		135,304

Italy — 6.0%
Energy — 2.4%
Eni	4,849	51,826

Industrials — 1.8%
Industrie De Nora*	2,442	37,679

Utilities — 1.8%
Enel	2,070	8,566
ERG	1,049	29,041
		37,607
TOTAL ITALY		127,112

Luxembourg — 1.9%
Materials — 1.9%
ArcelorMittal	2,011	40,712
TOTAL LUXEMBOURG		40,712

New Zealand — 3.9%
Utilities — 3.9%
Contact Energy	9,604	40,635
Meridian Energy	15,429	41,892
TOTAL NEW ZEALAND		82,527

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Global Carbon Transformation ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Norway — 3.4%
Energy — 0.3%
Equinor	161	$5,291

Industrials — 3.1%
Aker, Cl A	597	38,678
NEL*	24,018	26,669
		65,347
TOTAL NORWAY		70,638

South Africa — 0.5%
Materials — 0.5%
Anglo American	347	10,596
TOTAL SOUTH AFRICA		10,596

South Korea — 2.6%
Energy — 2.6%
SK Innovation*	547	54,864
TOTAL SOUTH KOREA		54,864

Spain — 5.5%
Utilities — 5.5%
EDP Renovaveis	2,238	46,129
Grenergy Renovables*	941	28,670
Iberdrola	4,266	40,045
TOTAL SPAIN		114,844

Sweden — 1.0%
Utilities — 1.0%
Orron Energy ab*	11,547	20,784
TOTAL SWEDEN		20,784

United Kingdom — 8.7%
Energy — 3.3%
BP	14,500	70,103

Materials — 1.1%
Linde	84	22,975

Utilities — 4.3%
Drax Group	7,891	52,896
SSE	2,233	38,076
		90,972
TOTAL UNITED KINGDOM		184,050

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Global Carbon Transformation ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
United States — 29.8%
Energy — 8.8%
Baker Hughes, Cl A	2,729	$57,200
Cheniere Energy	248	41,146
New Fortress Energy, Cl A	1,491	65,172
Schlumberger	627	22,509
		186,027
Industrials — 12.9%
Bloom Energy, Cl A*	1,505	30,085
Chart Industries*	275	50,696
Fluence Energy, Cl A*	2,107	30,741
Plug Power*	2,328	48,911
Quanta Services	551	70,192
Schneider Electric	358	41,013
		271,638
Information Technology — 0.9%
SolarEdge Technologies*	80	18,517

Materials — 3.4%
Air Products and Chemicals	161	37,469
Freeport-McMoRan	1,202	32,851
		70,320
Utilities — 3.8%
AES	3,524	79,642
TOTAL UNITED STATES		626,144

TOTAL COMMON STOCK
(Cost $2,380,583)		2,071,737

TOTAL INVESTMENTS — 98.5%
(Cost $2,380,583)		2,071,737
OTHER ASSETS LESS LIABILITIES — 1.5%		32,336
NET ASSETS — 100%		$2,104,073

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

GDR — Global Depositary Receipt

As of September 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2022

KraneShares Global Carbon Strategy ETF

	Shares	Value
EXCHANGE – TRADED FUND — 1.5%
Schwab Short-Term U.S. Treasury ETF‡	215,000	$10,375,900
TOTAL EXCHANGE – TRADED FUND
(Cost $10,782,250)		10,375,900

TOTAL INVESTMENTS — 1.5%
(Cost $10,782,250)		10,375,900
OTHER ASSETS LESS LIABILITIES — 98.5%		696,339,938
NET ASSETS — 100%		$706,715,838

					Unrealized
	Number of	Expiration	Notional		Appreciation/
Type of Contract	Contracts	Date	Amount	Value	(Depreciation)
Long Contracts
CA Carbon Allowance 2022^	7,064	Dec-2022	$216,795,335	$188,962,000	$(27,833,335)
CA Carbon Allowance 2023^	1,316	Dec-2023	42,938,529	37,913,960	(5,024,569)
Euro FX 2022^	10	Dec-2022	1,273,763	1,232,687	(41,076)
ICE ECX Emission 2022^	5,618	Dec-2022	457,274,305	367,261,127	(22,284,557)
ICE ECX Emission 2023^	497	Dec-2023	42,753,044	33,906,835	(2,533,218)
RGGI Vintage 2022^	3,295	Dec-2022	43,331,351	43,329,250	(2,101)
UK Emission Allowance 2022^	443	Dec-2022	41,244,485	37,103,760	3,952,539
			$845,610,812	$709,709,619	$(53,766,317)

^	Security is held by the KFA Global Carbon Subsidiary, Ltd. as of September 30, 2022.
‡	For financial information on the Schwab Short-Term U.S. Treasury ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

CA — California

ECX — European Climate Exchange

ETF — Exchange-Traded Fund

ICE — Intercontinental Exchange

RGGI — Regional Greenhouse Gas Initiative

UK — United Kingdom

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2022

KraneShares Global Carbon Strategy ETF (concluded)

The following summarizes the market value of the Fund’s investments and other financial instruments used as of September 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange – Traded Fund	$10,375,900	$—	$—	$10,375,900
Total Investments in Securities	$10,375,900	$—	$—	$10,375,900

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$3,952,539	$—	$—	$3,952,539
Unrealized Depreciation	(57,718,856)	—	—	(57,718,856)
Total Other Financial Instruments	$(53,766,317)	$—	$—	$(53,766,317)

*	Futures are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2022

KraneShares European Carbon Allowance Strategy ETF

A list of the open futures contracts held by the Fund at September 30, 2022, is as follows:

					Unrealized
	Number of	Expiration	Notional		Appreciation/
Type of Contract	Contracts	Date	Amount	Value	(Depreciation)
Long Contracts
Euro FX^	2	Dec-2022	$254,743	$246,537	$(8,205)
ICE ECX Emission 2022^	249	Dec-2022	23,132,553	16,277,683	(3,783,374)
			$23,387,296	$16,524,220	$(3,791,579)

^	Security is held by the KraneShares European Carbon Subsidiary, Ltd. as of September 30, 2022.

ECX — European Climate Exchange

ICE — Intercontinental Exchange

As of September 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2022

KraneShares California Carbon Allowance Strategy ETF

A list of the open futures contracts held by the Fund at September 30, 2022, is as follows:

					Unrealized
	Number of	Expiration	Notional		Appreciation/
Type of Contract	Contracts	Date	Amount	Value	(Depreciation)
Long Contracts
CA Carbon Allowance 2022^	9,452	Dec-2022	$292,266,259	$252,841,000	$(39,425,259)

^	Security is held by the KraneShares California Carbon Subsidiary, Ltd. as of September 30, 2022.

CA — California

As of September 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2022

KraneShares Global Carbon Offset Strategy ETF

A list of the open futures contracts held by the Fund at September 30, 2022, is as follows:

					Unrealized
	Number of	Expiration	Notional		Appreciation/
Type of Contract	Contracts	Date	Amount	Value	(Depreciation)
Long Contracts
CBL Global Emission Offset 2022^	237	Dec-2022	$1,029,520	$938,520	$(91,000)
CBL Nature-Based Global Emission Offset 2022^	576	Dec-2022	5,110,756	4,728,960	(381,796)
			$6,140,276	$5,667,480	$(472,796)

^	Security is held by the KraneShares Global Carbon Offset Strategy Subsidiary, Ltd. as of September 30, 2022.

As of September 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities (Unaudited)
September 30, 2022

	KraneShares Global Carbon Transformation ETF	KraneShares Global Carbon Strategy ETF(1)	KraneShares European Carbon Allowance Strategy ETF(2)
Assets:
Investments at Value	$2,071,737	$10,375,900	$—
Cash and Cash Equivalents	23,876	411,753,443	40,447
Foreign Currency at Value	5,576	273,312,007	14,729,438
Cash Collateral on Futures Contracts	—	133,227,421	1,181,990
Reclaim Receivable	2,685	—	—
Dividend and Interest Receivable	1,916	—	—
Unrealized Appreciation on Spot Contracts	16	—	—
Variation Margin Receivable on Future Contracts	—	8,701,726	248,809
Prepaid Expenses	—	994,121	20,447
Total Assets	2,105,806	838,364,618	16,221,131

Liabilities:
Payable for Management Fees	1,680	519,342	11,154
Payable for Trustees’ Fee	53	12,275	234
Payable to Custodian	—	130,273,855	—
Variation Margin Payable on Future Contracts	—	623,818	10,593
Unrealized Depreciation on Spot Contracts	—	219,490	30,049
Total Liabilities	1,733	131,648,780	52,030
Net Assets	$2,104,073	$706,715,838	$16,169,101

Net Assets Consist of:
Paid-in Capital	$2,500,050	$707,455,813	$23,781,709
Total Distributable Loss	(395,977)	(739,975)	(7,612,608)
Net Assets	$2,104,073	$706,715,838	$16,169,101
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	100,002	18,850,000	700,006
Net Asset Value, Offering and Redemption Price Per Share	$21.04	$37.49	$23.10
Cost of Investments	$2,380,583	$10,782,250	$—
Cost of Foreign Currency	5,608	283,616,504	15,186,182

(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Assets and Liabilities (Unaudited) (concluded)
September 30, 2022

	KraneShares California Carbon Allowance Strategy ETF(1)	KraneShares Global Carbon Offset Strategy ETF(2)
Assets:
Cash and Cash Equivalents	$207,155,620	$2,716,366
Cash Collateral on Futures Contracts	43,193,854	4,713,040
Variation Margin Receivable on Future Contracts	2,552,040	30,196
Prepaid Expenses	761	—
Total Assets	252,902,275	7,459,602

Liabilities:
Payable for Management Fees	160,032	5,101
Payable for Trustees’ Fee	605	—
Variation Margin Payable on Future Contracts	—	2,000
Other Accrued Expenses	16,866	2,179
Total Liabilities	177,503	9,280
Net Assets	$252,724,772	$7,450,322

Net Assets Consist of:
Paid-in Capital	$295,364,282	$10,000,050
Total Distributable Loss	(42,639,510)	(2,549,728)
Net Assets	$252,724,772	$7,450,322
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	11,425,002	400,002
Net Asset Value, Offering and Redemption Price Per Share	$22.12	$18.63
Cost of Investments	$—	$—

(1)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.
(2)	KraneShares Global Carbon Offset Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares Global Carbon Offset Strategy Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations/Consolidated Statements of Operations (Unaudited)
For the Period Ended September 30, 2022

	KraneShares Global Carbon Transformation ETF	KraneShares Global Carbon Strategy ETF(1)	KraneShares European Carbon Allowance Strategy ETF(2)
Investment Income:
Dividend Income	$40,890	$225,552	$—
Interest Income	311	1,021,309	15,037
Less: Foreign Taxes Withheld	(3,368)	—	—
Total Investment Income	37,833	1,246,861	15,037

Expenses:
Management Fees†	10,680	4,464,461	95,662
Trustees’ Fees	70	30,230	620
Insurance Expense	14	8,658	177
Total Expenses	10,764	4,503,349	96,459
Net Investment Income (Loss)	27,069	(3,256,488)	(81,422)

Net Realized Gain (Loss) on:
Investments	(99,131)	(2,246,766)	—
Futures Contracts	—	(12,097,498)	(1,264,444)
Foreign Currency Translations	(4,202)	(38,123,360)	(869,754)
Net Realized Loss	(103,333)	(52,467,624)	(2,134,198)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(515,314)	1,334,993	—
Futures Contracts	—	(113,632,764)	(580,265)
Foreign Currency Translations	(276)	(12,488,633)	(677,216)
Net Change in Unrealized Appreciation (Depreciation)	(515,590)	(124,786,404)	(1,257,481)
Net Realized and Unrealized Loss	(618,923)	(177,254,028)	(3,391,679)
Net Decrease in Net Assets Resulting from Operations	$(591,854)	$(180,510,516)	$(3,473,101)

†	See Note 4 in Notes to Financial Statements.
(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Operations (Unaudited) (concluded)
For the Period Ended September 30, 2022

	KraneShares California Carbon Allowance Strategy ETF(1)	KraneShares Global Carbon Offset Strategy ETF(2)(3)
Investment Income:
Interest Income	$541,367	$12,605
Total Investment Income	541,367	12,605

Expenses:
Management Fees†	787,855	27,678
Trustees’ Fees	3,605	149
Insurance Expense	577	11
Total Expenses	792,037	27,838
Net Investment Loss	(250,670)	(15,233)

Net Realized Gain (Loss) on:
Futures Contracts	(743,338)	(2,061,699)
Net Realized Loss	(743,338)	(2,061,699)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts	(36,926,602)	(472,796)
Net Change in Unrealized Appreciation (Depreciation)	(36,926,602)	(472,796)
Net Realized and Unrealized Loss	(37,669,940)	(2,534,495)
Net Decrease in Net Assets Resulting from Operations	$(37,920,610)	$(2,549,728)

†	See Note 4 in Notes to Financial Statements.
(1)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.
(2)	Commenced operations on April 20, 2022.
(3)	KraneShares Global Carbon Offset Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares Global Carbon Offset Strategy Subsidiary, Ltd.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares Global Carbon
	Transformation ETF
	Period Ended
	September 30,	Period Ended
	2022	March 31,
	(unaudited)	2022(1)
Operations:
Net Investment Income	$27,069	$2,323
Net Realized Loss	(103,333)	(12,921)
Net Change in Unrealized Appreciation (Depreciation)	(515,590)	206,475
Net Increase (Decrease) in Net Assets Resulting from Operations	(591,854)	195,877

Capital Share Transactions:(2)
Issued	—	2,500,050
Increase in Net Assets from Capital Share Transactions	—	2,500,050
Total Increase (Decrease) in Net Assets	(591,854)	2,695,927

Net Assets:
Beginning of Period	2,695,927	—
End of Period	$2,104,073	$2,695,927

Share Transactions:
Issued	—	100,002
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	100,002

(1)	Commenced operations on March 15, 2022.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets

	KraneShares Global
	Carbon Strategy ETF(1)
	Period Ended
	September 30,	Year Ended
	2022	March 31,
	(unaudited)	2022
Operations:
Net Investment Loss	$(3,256,488)	$(8,080,173)
Net Realized Gain (Loss)	(52,467,624)	193,844,669
Net Change in Unrealized Appreciation (Depreciation)	(124,786,404)	52,338,033
Net Increase (Decrease) in Net Assets Resulting from Operations	(180,510,516)	238,102,529
Distributions	—	(7,929,920)

Capital Share Transactions:(2)
Issued	994,979	1,640,898,191
Redeemed	(477,020,410)	(601,519,925)
Increase (Decrease) in Net Assets from Capital Share Transactions	(476,025,431)	1,039,378,266
Total Increase (Decrease) in Net Assets	(656,535,947)	1,269,550,875

Net Assets:
Beginning of Year/Period	1,363,251,785	93,700,910
End of Year/Period	$706,715,838	$1,363,251,785

Share Transactions:
Issued	—	40,500,000
Redeemed	(10,450,000)	(14,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(10,450,000)	26,000,000

(1)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (continued)

	KraneShares European
	Carbon Allowance Strategy ETF(1)
	Period Ended
	September 30,	Period Ended
	2022	March 31,
	(unaudited)	2022(2)
Operations:
Net Investment Loss	$(81,422)	$(72,530)
Net Realized Loss	(2,134,198)	(1,046,086)
Net Change in Unrealized Appreciation (Depreciation)	(1,257,481)	(3,020,891)
Net Decrease in Net Assets Resulting from Operations	(3,473,101)	(4,139,507)

Capital Share Transactions:(3)
Issued	28,043	37,462,344
Redeemed	(9,196,004)	(4,512,674)
Increase (Decrease) in Net Assets from Capital Share Transactions	(9,167,961)	32,949,670
Total Increase (Decrease) in Net Assets	(12,641,062)	28,810,163

Net Assets:
Beginning of Period	28,810,163	—
End of Period	$16,169,101	$28,810,163

Share Transactions:
Issued	—	1,150,006
Redeemed	(300,000)	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(300,000)	1,000,006

(1)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.
(2)	Commenced operations on October 4, 2021.
(3)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (continued)

	KraneShares California Carbon
	Allowance Strategy ETF(1)
	Period Ended
	September 30,	Period Ended
	2022	March 31,
	(unaudited)	2022(2)
Operations:
Net Investment Loss	$(250,670)	$(400,866)
Net Realized Loss	(743,338)	(1,831,314)
Net Change in Unrealized Appreciation (Depreciation)	(36,926,602)	(2,498,657)
Net Decrease in Net Assets Resulting from Operations	(37,920,610)	(4,730,837)

Capital Share Transactions:(3)
Issued	160,588,959	143,880,285
Redeemed	(9,092,725)	(300)
Increase in Net Assets from Capital Share Transactions	151,496,234	143,879,985
Total Increase in Net Assets	113,575,624	139,149,148

Net Assets:
Beginning of Period	139,149,148	—
End of Period	$252,724,772	$139,149,148

Share Transactions:
Issued	6,375,000	5,400,002
Redeemed	(350,000)	—
Net Increase in Shares Outstanding from Share Transactions	6,025,000	5,400,002

(1)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.
(2)	Commenced operations on October 4, 2021.
(3)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (concluded)

KraneShares Global
Carbon Offset
Strategy ETF(1)
Period Ended
September 30,
2022(2)
Operations:
Net Investment Loss	$(15,233)
Net Realized Loss	(2,061,699)
Net Change in Unrealized Appreciation (Depreciation)	(472,796)
Net Decrease in Net Assets Resulting from Operations	(2,549,728)

Capital Share Transactions:(3)
Issued	10,000,050
Increase in Net Assets from Capital Share Transactions	10,000,050
Total Increase in Net Assets	7,450,322

Net Assets:
Beginning of Period	—
End of Period	$7,450,322

Share Transactions:
Issued	400,002
Net Increase in Shares Outstanding from Share Transactions	400,002

(1)	KraneShares Global Carbon Offset Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares Global Carbon Offset Strategy Subsidiary, Ltd.
(2)	Commenced operations on April 20, 2022.
(3)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

(This page intentionally left blank.)

Financial Highlights/Consolidated Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2022 (Unaudited)

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

			Net Realized
			and
	Net Asset	Net	Unrealized		Distribution
	Value,	Investment	Gain (Loss)		from Net	Return
	Beginning of	Income	on	Total from	Investment	of
	Period	(Loss)	Investments	Operations	Income	Capital
	($)	($)*	($)	($)	($)	($)
KraneShares Global Carbon Transformation ETF
2022***	26.96	0.27	(6.19)	(5.92)	—	—
2022(1)	25.00	0.02	1.94	1.96	—	—
KraneShares Global Carbon Strategy ETF
2022***(2)	46.53	(0.13)	(8.91)	(9.04)	—	—
2022(2)	28.39	(0.38)	18.77	18.39	(0.25)	—
2021(2)(3)	20.00	(0.12)	8.51	8.39	—	—
KraneShares European Carbon Allowance Strategy ETF
2022***(4)	28.81	(0.10)	(5.61)	(5.71)	—	—
2022(4)(5)(6)	25.00	(0.13)	3.94	3.81	—	—
KraneShares California Carbon Allowance Strategy ETF
2022***(7)	25.77	(0.03)	(3.62)	(3.65)	—	—
2022(5)(7)	25.00	(0.11)	0.88	0.77	—	—
KraneShares Global Carbon Offset Strategy ETF
2022***(8)(9)	25.00	(0.04)	(6.33)	(6.37)	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2022.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	The Fund commenced operations on March 16, 2022.
(2)	KraneShares Global Carbon Strategy ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon Subsidiary, Ltd.

The accompanying notes are an integral part of the financial statements.

					Ratio of
					Expenses	Ratio of Net
				Ratio of	to Average	Investment
	Net Asset			Expenses to	Net Assets	Income (Loss)
Total from	Value, End of		Net Assets	Average Net	(Excluding	to Average	Portfolio
Distributions	Period	Total Return	End of Period	Assets	Waivers)	Net Assets	Turnover
($)	($)	(%)**	($)(000)	(%)~	(%)~	(%)	(%)

—	21.04	(21.96)	2,104	0.89†	0.89†	2.23†	66††
—	26.96	7.84	2,696	0.89†	0.89†	2.16†	1††

—	37.49	(19.43)	706,716	0.79†	0.79†	(0.57)†	372††
(0.25)	46.53	64.71	1,363,252	0.87	0.87	(0.86)	—
—	28.39	41.95	93,701	0.78†	0.78†	(0.72)†	—††

—	23.10	(19.82)	16,169	0.79†	0.79†	(0.66)†	—††
—	28.81	15.24	28,810	0.87†	0.87†	(0.87)†	—††

—	22.12	(14.16)	252,725	0.78†	0.78†	(0.25)†	—††
—	25.77	3.08	139,149	0.91†	0.91†	(0.91)†	—††

—	18.63	(25.48)	7,450	0.78†	0.78†	(0.43)†	—††

(3)	The Fund commenced operations on July 29, 2020.
(4)	KraneShares European Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares European Carbon Subsidiary, Ltd.
(5)	The Fund commenced operations on October 4, 2021.
(6)	All per share amounts and net asset values have been adjusted as a result of a 3 to 1 forward stock split on December 10, 2021.
(7)	KraneShares California Carbon Allowance Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares California Carbon Subsidiary, Ltd.
(8)	The Fund commenced operations on April 20, 2022.
(9)	KraneShares Global Carbon Offset Strategy ETF includes the account of the Fund’s Subsidiary, KraneShares Global Carbon Offset Strategy Subsidiary, Ltd.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited)

September 30, 2022

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of September 30, 2022, the Trust had thirty-two operational series. The financial statements herein and the related notes pertain to the following 5 series: KraneShares Global Carbon Transformation ETF, KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF, KraneShares California Carbon Allowance Strategy ETF and KraneShares Global Carbon Offset Strategy ETF (each, a “Fund” and collectively, the “Funds”). All Funds are non-diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act. Krane Funds Advisors, LLC (“Krane” or the “Adviser”), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of September 30, 2022, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, held approximately 40.1% and 39.4%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

The KFA Global Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares Global Carbon Strategy ETF (“Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KraneShares Global Carbon Strategy ETF and its subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

The KraneShares European Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares European Carbon Allowance Strategy ETF (“Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KraneShares European Carbon Allowance Strategy ETF and its subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

The KraneShares California Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares California Carbon Allowance Strategy ETF (“Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KraneShares California Carbon Allowance Strategy ETF and its subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

The KraneShares Global Carbon Offset Strategy Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares Global Carbon Offset Strategy ETF (“Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KraneShares Global Carbon Offset Strategy ETF and its subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”) (the “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 or 100,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

The investment objective of each of the following Funds is to seek to provide a total return that (before fees and expenses) tracks the performance of its respective index listed below (each, an “Underlying Index”):

KraneShares Funds	Index
KraneShares Global Carbon Strategy ETF	IHS Markit Global Carbon Index
KraneShares European Carbon Allowance Strategy ETF	IHS Markit Carbon EUA Index
KraneShares California Carbon Allowance Strategy ETF	IHS Markit Carbon CCA Index
KraneShares Global Carbon Offset Strategy ETF	S&P GSCI Global Voluntary Carbon Liquidity Weighted Index

The investment objective of the KraneShares Global Carbon Transformation ETF is to seek long-term growth of capital. The KraneShares Global Carbon Transformation ETF is actively managed and does not track an index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

is calculated by the Administrator (as defined below) and determined as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities listed on a securities exchange (i.e., exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Over-the-counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. Futures are valued at the settlement price established by the board of trade on which they are traded. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. As of and during the period ended September 30, 2022, the Funds did not hold options, swaps or forward foreign currency contracts.

Securities issued by a wholly-owned subsidiary of a Fund will be valued at the subsidiary’s net asset value, which will be determined using the same pricing policies and procedures applicable to the Fund.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

Investments for which market prices are not “readily available,” or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Adviser’s valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time. A Fund will fair value certain of the foreign securities held by a Fund each day a Fund calculates its NAV.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Adviser typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane through Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day (a “Business Day”, as used herein, is any day on which the Exchange is open for business). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2022, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FUTURES — The KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF, KraneShares California Carbon Allowance Strategy ETF and KraneShares Global Carbon Offset Strategy ETF will each utilize its respective Subsidiary for purposes of investing in carbon credit futures that are the same as or similar to those included in the Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

As of September 30, 2022, the KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF, KraneShares California Carbon Allowance Strategy ETF and KraneShares Global Carbon Offset Strategy ETF had open futures contracts. Refer to the Fund’s Consolidated Schedule of Investments for details regarding open futures contracts as of September 30, 2022.

For the period ended September 30, 2022, the average monthly notional amount of futures contracts were as follows:

KraneShares Global Carbon Strategy ETF Average Monthly Notional Value Long	$1,488,445,907
KraneShares European Carbon Allowance Strategy ETF Average Monthly Notional Value Long	$26,083,803
KraneShares California Carbon Allowance Strategy ETF Average Monthly Notional Value Long	$204,598,218
KraneShares Global Carbon Offset Strategy ETF Average Monthly Notional Value Long	$6,898,003

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — KraneShares Global Carbon Transformation ETF and KraneShares Global Carbon Offset Strategy ETF intend to pay out any net investment income and net realized capital gains annually. KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares California Carbon Allowance Strategy ETF intend to pay out any net investment income and net realized capital gains quarterly. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the BBH Base Rate plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 4).

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares, 50,000 Shares, 100,000 Shares, or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The following table discloses Creation Unit breakdown for the period ended September 30, 2022:

KraneShares Funds	Creation Unit Shares	Standard Transaction Fee — Subscriptions	Value at September 30, 2022	Standard Transaction Fee — Redemptions	Maximum Variable Transaction Fee*
KraneShares Global Carbon Transformation ETF	50,000	$1,050	$1,052,000	$1,050	2.00%
KraneShares Global Carbon Strategy ETF	50,000	—	1,874,500	—	2.00%
KraneShares European Carbon Allowance Strategy ETF	25,000	50	577,500	50	2.00%
KraneShares California Carbon Allowance Strategy ETF	25,000	50	553,000	50	2.00%
KraneShares Global Carbon Offset Strategy ETF	50,000	50	931,500	50	2.00%

*	As a percentage of the Creation Unit(s) purchased/redeemed.

The Adviser may adjust the transaction fees from time to time based on actual experience.

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. DERIVATIVES TRANSACTIONS

The following tables are the exposure by type of risk on derivatives held throughout the period. The fair value of derivative instruments as of September 30, 2022, was as follows:

KraneShares Global Carbon Strategy ETF		Asset	Liability
Consolidated Statement of Assets and Liabilities Location		Derivatives	Derivatives
Commodities Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$3,952,539	$(57,677,780)
Foreign Exchange Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	—	(41,076)
		$3,952,539	$(57,718,856)

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

KraneShares European Carbon Allowance Strategy ETF		Asset	Liability
Consolidated Statement of Assets and Liabilities Location		Derivatives	Derivatives
Commodities Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$—	$(8,205)
Foreign Exchange Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	—	(3,783,374)
		$—	$(3,791,579)

KraneShares California Carbon Allowance Strategy ETF		Asset	Liability
Consolidated Statement of Assets and Liabilities Location		Derivatives	Derivatives
Commodities Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$—	$(39,425,259)
		$—	$(39,425,259)

KraneShares Global Carbon Offset Strategy ETF		Asset	Liability
Consolidated Statement of Assets and Liabilities Location		Derivatives	Derivatives
Commodities Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$—	$(472,796)
		$—	$(472,796)

*	Unrealized appreciation (depreciation) on Futures Contracts is included in distributable earnings (loss).

The effect of derivative instruments on the Consolidated Statements of Operations for the period ended September 30, 2022, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

KraneShares Global Carbon Strategy ETF

		Change in Unrealized
	Net Realized	Appreciation/
	Gain/(Loss)*	(Depreciation)**
Commodities Risk Futures contracts	$40,742,893	$(113,754,323)
Foreign Exchange Risk Futures contracts	(52,840,391)	121,559
	$(12,097,498)	$(113,632,764)

KraneShares European Carbon Strategy Allowance ETF

		Change in Unrealized
	Net Realized	Appreciation/
	Gain/(Loss)*	(Depreciation)**
Commodities Risk Futures contracts	$(811,325)	$3,197,401
Foreign Exchange Risk Futures contracts	(453,119)	(3,777,666)
	$(1,264,444)	$(580,265)

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

KraneShares California Carbon Strategy Allowance ETF

		Change in Unrealized
	Net Realized	Appreciation/
	Gain/(Loss)*	(Depreciation)**
Commodities Risk
Futures contracts	$(743,338)	$(36,926,602)
	$(743,338)	$(36,926,602)

KraneShares Global Carbon Offset Strategy ETF

		Change in Unrealized
	Net Realized	Appreciation/
	Gain/(Loss)*	(Depreciation)**
Commodities Risk
Futures contracts	$(2,061,699)	$(472,796)
	$(2,061,699)	$(472,796)

*	Futures contracts are included in net realized gain (loss) on Futures Contracts.
**	Futures contracts are included in change in unrealized appreciation (depreciation) on Futures Contracts.

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) determine which securities are available for loan and notify the securities lending agent for a Fund (the “Agent”), (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations as “Security Lending Fees”.

Management
KraneShares Funds	Fee
KraneShares Global Carbon Transformation ETF	0.88%
KraneShares Global Carbon Strategy ETF	0.78%
KraneShares European Carbon Allowance Strategy ETF	0.78%
KraneShares California Carbon Allowance Strategy ETF	0.78%
KraneShares Global Carbon Offset Strategy ETF	0.78%

The Adviser bears all of its own costs associated with providing these advisory services.

SUB-ADVISORY AGREEMENT — Climate Finance Partners (“CFP”) serves as the Sub-Adviser of the KraneShares Global Carbon Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares Global Carbon Offset Strategy ETF. CFP provides non-discretionary sub-advisory services to the Funds, which includes research and portfolio modeling services related to the Funds’ investments and the monitoring of such investments. For the services CFP provides to KraneShares Global Carbon Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares Global Carbon Offset Strategy ETF, the Adviser pays CFP a fee equal to 32% of the Net Revenue received by Krane from each Fund. Net Revenue is defined for these purposes as gross revenue under Schedule A of the Advisory Agreement minus gross fund-related expenses (including any waiver by Krane of its compensation under the Advisory Agreement and any reimbursements by Krane of the Fund’s expenses).

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2022, no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

5. BASIS FOR CONSOLIDATION FOR THE KRANESHARES GLOBAL CARBON STRATEGY ETF, KRANESHARES CALIFORNIA CARBON ALLOWANCE STRATEGY ETF, KRANESHARES EUROPEAN CARBON ALLOWANCE STRATEGY ETF AND KRANESHARES GLOBAL CARBON OFFSET STRATEGY ETF

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the KraneShares Global Carbon Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares Global Carbon Offset Strategy ETF include the accounts of each Fund’s Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of March 31 for financial statements consolidation purposes.

The Subsidiaries are classified as controlled foreign corporations under the Code. The Subsidiaries’ taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The KraneShares Global Carbon Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares European Carbon Allowance Strategy ETF and KraneShares Global Carbon Offset Strategy ETF investment in each of their respective Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Code and is measured at the end of each quarter.

A summary of the investments in each Subsidiary is as follows:

KraneShares Funds	Inception Date Of Subsidiary	Subsidiary Net Assets at September 30, 2022	% of Total Net Assets at September 30, 2022
KFA Global Carbon Subsidiary, Ltd.	July 29, 2020	$157,404,005	22.27%
KraneShares European Carbon, Subsidiary Ltd.	October 4, 2021	$3,618,960	22.38%
KraneShares California Carbon, Subsidiary Ltd.	October 4, 2021	$45,728,555	18.09%
KraneShares Global Carbon Offset Strategy, Subsidiary Ltd.	April 20, 2022	$1,650,509	22.15%

6. INVESTMENT TRANSACTIONS

For the period ended September 30, 2022, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
KraneShares Funds	Purchases	Maturities
KraneShares Global Carbon Transformation ETF	$1,533,883	$1,540,844
KraneShares Global Carbon Strategy ETF	247,473,718	173,831,768

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

For the period ended September 30, 2022, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the period ended September 30, 2022, there were no in-kind transactions associated with creations and redemptions.

7. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years or periods ended March 31, 2022 and March 31, 2021 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Totals
KraneShares Global Carbon Strategy ETF
2022	$7,929,920	$—	$7,929,920
2021	—	—	—

As of March 31, 2022, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KraneShares Global Carbon Transformation ETF	KraneShares Global Carbon Strategy ETF	KraneShares European Carbon Allowance Strategy ETF	KraneShares California Carbon Allowance Strategy ETF
Undistributed Ordinary Income	$—	$132,430,786	$—	$—
Qualified Late-Year Loss Deferrals	—	—	(682,800)	(231,399)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	195,878	47,339,754	(3,456,707)	(4,487,501)
Other Temporary Differences	(1)	1	—	—
Total Distributable Earnings/(Loss)	$195,877	$179,770,541	$(4,139,507)	$(4,718,900)

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2022 through March 31, 2022 and November 1, 2021 through March 31, 2022, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Other temporary differences primarily consist of late year and specified loss deferrals, PFICs mark to market, perpetual bond adjustments, and book adjustments not recognized for tax.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales and investments in PFICs. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2022, were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
KraneShares Global Carbon Transformation ETF	$2,380,583	$54,348	$(363,194)	$(308,846)
KraneShares Global Carbon Strategy ETF	10,782,250	—	(406,350)	(406,350)
KraneShares European Carbon Allowance Strategy ETF	—	—	—	—
KraneShares California Carbon Allowance Strategy ETF	—	—	—	—
KraneShares Global Carbon Offset Strategy ETF	—	—	—	—

Uncertainties in the Chinese tax rules governing the taxation of income distributions and capital gains from investments in A Shares could result in unexpected tax liabilities for the Funds. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by non-Chinese resident investors (including, for example, Qualified Foreign Institutional Investors (“QFII”)) from Chinese companies and those companies which are not Chinese tax residents, but which are deemed to be Chinese tax residents (e.g., under Notice 7). China also imposes withholding tax at a rate of 10% on capital gains derived by non-residents from investment in actual and constructive Chinese resident companies. The Chinese withholding taxes applied to dividends, interest and capital gains may, in principle, be subject to a reduced rate under an applicable Chinese tax treaty, but the application of such treaties in the case of a non-resident (e.g., in the case of a QFII acting on behalf of non-resident investors, such as the Funds) is also uncertain. The imposition of such taxes could have a material adverse effect on the Funds’ returns. The People’s Republic of China (the “PRC”) rules regarding the taxation of non-resident investors are quickly evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or the PRC Ministry of Finance to clarify matters may apply retrospectively. Such retroactively applied rules may be adverse to the Funds and their shareholders. It is also unclear how China’s value added tax (“VAT”) may be affected by tax treaty provisions. If such a tax is collected, the expenses will be passed on and borne by the Funds. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Funds. If the Funds expect VAT to be imposed, they reserve the right to establish a reserve for such tax. If the Funds establish such a reserve but are not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Funds do not establish such a reserve but ultimately are subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from investments in a Fund. Effective November 17, 2014, QFIIs, RQFIIs (i.e., QFIIs

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

investing in Yuan, rather than foreign currency) and non-Chinese resident investors investing through the Hong Kong-Shanghai Stock Connect are exempted temporarily from the 10% capital gains tax that normally applies to sales of A Shares on a public Chinese exchange (such as the Shanghai Stock Exchange). However, such investors are still required to pay capital gains tax for gains realized on trades executed before November 17, 2014.

On November 7, 2018, China’s Ministry of Finance and the State Administration of Taxation jointly issued Circular 108. This circular announced a three year exemption from corporate income tax withholding (“WHT”) and Value Added Tax (“VAT”) for China-sourced bond interest derived by overseas institutional investors. The WHT and VAT exemptions applied from November 7, 2018 to November 6, 2021 and are expected to be extended through the end of 2025.

8. CONCENTRATION OF RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

CONCENTRATION RISK — Because the assets of certain Funds are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Depending on the composition of each Fund’s Underlying Index, the Fund may be subject to principal risks, as outlined in each Fund’s prospectus. Each Fund may have significant exposure to other industries or sectors over time.

CURRENCY RISK — The Funds’ assets will be invested in instruments denominated in foreign currencies and the income received by the Fund may be in foreign currencies. The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market at the time the Fund wishes to enter into the transaction, or through forward, futures or options contracts to purchase or sell foreign currencies.

The Fund’s NAV is determined on the basis of the U.S. dollar. The Fund may therefore lose value if the local currency of a foreign investment depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Fund’s performance over time.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets. Many derivatives are subject to segregation requirements that require the Fund to segregate the market or notional value of the derivatives, which could impede the portfolio management of the Fund.

EMERGING MARKETS RISK — A Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

LIQUIDITY RISK — Certain of the Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

MARKET RISK — The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (concluded)

may also cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

NON-DIVERSIFIED FUND RISK — Because a Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

VALUATION RISK — Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that a Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

9. OTHER

At September 30, 2022, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

10. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Liquidity Risk Management Program (Unaudited)

September 30, 2022

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Trust, on behalf of its separate series (“Funds”), has established a liquidity risk management program (the “Program”). The Program is designed to assess and manage each Fund’s liquidity risk. Liquidity risk is defined as the risk that a Fund could not meet requests to redeem its shares without significant dilution of remaining shareholders. The Board has designated a cross-functional committee, which is composed of Krane Funds Advisors, LLC (“Krane”) compliance and capital markets personnel and the Trust’s Chief Compliance Officer, to administer the Program (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program to assess and review, on an ongoing basis, the Funds’ liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Funds’ liquidity risk factors and the periodic classification (or re-classification, as necessary,) of the Funds’ investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) based on the number of days that it is reasonably expected to convert them into cash, in current market conditions, without significantly changing their value. In conducting its assessment, the Program Administrator utilizes information about each Fund’s investment strategy, its flows, the efficacy of its arbitrage mechanism (as indicated by the premiums and/or discounts and bid-ask spreads of its shares), the characteristics of the Fund’s shareholders and the Fund’s ability to honor redemptions in kind.

At a meeting of the Board in May 2022, the Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from January 1, 2021 through December 31, 2021 (the “Annual Report”). In the Annual Report, the Program Administrator confirmed that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and that the Program has been implemented and operated effectively. The Program Administrator is not aware of any weakness in the design and/ or effectiveness of implementation of the Program and no material changes to the Program were proposed. In addition, the Program Administrator has concluded that each Fund investment strategy continues to be appropriate for an open-end fund. There were no material violations of the Program during the reporting period. At subsequent quarterly meetings of the Board, the Program Administrator provided the Board with a summary of each Fund’s liquidity profile during the preceding quarter and the operation of the Program with respect thereto.

Approval of Advisory Agreements and Sub-Advisory Agreement (Unaudited)

At a meeting held on May 25-26, 2022, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved renewal of:

●	the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of each of the following separate series of the Trust that operate as exchange-traded funds (collectively, the “Funds”):

●	KraneShares California Carbon Allowance Strategy ETF (“KCCA”);

●	KraneShares European Carbon Allowance Strategy ETF (“KEUA”);

●	KraneShares Global Carbon Strategy ETF (“KRBN”).

●	the existing sub-advisory agreement (the “Sub-Advisory Agreement”) between Climate Finance Partners LLC (“CFP”) and Krane, on behalf of each of KRBN, KCCA and KEUA.

The Sub-Advisory Agreement and the Advisory Agreement are collectively referred to as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 25, 2022, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests relating to the Board’s consideration of the Advisory Agreement with respect to each of the Funds. The Board also considered information provided by the Sub-Adviser in response to a separate written request directed to the Sub-Adviser.

The Board considered that its evaluation process with respect to Krane and the Sub-Adviser is an ongoing one, and the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided to each Fund by Krane and the Sub-Adviser. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings, including at executive sessions held by the Independent Trustees.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services provided to each Fund by Krane and the Sub-Adviser; (2) the compensation paid under the Advisory Agreement; (3) the costs of the services provided by Krane and the profitability of Krane with respect to its relationship with the Funds; (4) the extent to which economies of scale could be realized as the Funds grow and whether the unitary fee charged to the Funds under the Advisory Agreement will enable investors in the Funds to share in any such economies of scale; and (5) other benefits Krane and the Sub-Adviser receives from their respective relationship with the Funds.

Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 25, 2022 executive session of the Independent Trustees and the May 25-26, 2022 meeting of the Board, the Board considered the nature, quality, and extent of the overall services provided by Krane and the Sub-Adviser under the Agreements. The Board considered the responsibilities of Krane with respect to each Fund under the Advisory Agreement, including its obligation to oversee the services provided by the Sub-Adviser. The Board also discussed the nature, quality and extent of services provided by Sub-Adviser under the Sub-Advisory Agreement.

Approval of Advisory Agreements and Sub-Advisory Agreement (Unaudited) (continued)

The Advisory Agreement

●	The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel who provide services to the Funds managed directly by Krane and also considered the expertise of Krane personnel charged with oversight of the Sub-Adviser.

●	The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board noted that Krane, together with the Sub-Adviser, is responsible for assessing the market appeal and the investment strategy of each Fund.

●	The Board considered that Krane is responsible for arranging service providers for the Trust.

●	The Board also considered that Krane has established a securities lending program for the benefit of certain Funds.

●	The Board noted that Krane continues to evaluate its existing compliance and operational staff, as well as its investment personnel, and that Krane continually seeks to retain qualified and experienced staff in these areas and to invest in additional resources as its business continues to grow.

●	The Board considered the financial condition of Krane and noted that Krane is part of a larger family of investment management firms with significant resources.

The CFP Agreement

●	The Board took note of the expansion and success of the Funds and acknowledged CFP’s expertise with respect to carbon credits and developing carbon allocation and offset markets.

●	The Board noted that CFP is a non-discretionary sub-adviser to the Funds and considered the relative roles of personnel at both Krane and CFP with respect to management of the CFP and their wholly-owned subsidiaries (as applicable).

Investment Performance

The Board noted that it considers the performance of each Fund at each regular meeting of the Board. At such meetings, Krane presents information regarding the performance of each Fund versus an identified Morningstar peer group. At the Meeting, the Board considered each Fund’s performance versus its broad Morningstar peer group, as well as a select group of competitors identified by Krane.

With respect to the Funds, each of which tracks the performance of an underlying index, the Board considered that the tracking error of each Fund against its underlying index was a more meaningful representation of the Fund’s performance. The Board considered that, at each meeting of the Board it receives reports of the tracking error of each Fund against both its underlying index and key competitors. The Board also considered other factors, including the use of fair value pricing by the Funds and the Funds’ asset inflows and outflows, which affect the performance of the Funds but not their underlying indices. The Board considered that these factors can be expected to primarily affect the Funds’ tracking error.

Compensation

The Board considered that pursuant to the Advisory Agreement, Krane has entered into a unitary advisory fee arrangement for each of the Funds. Under the unitary fee arrangement, Krane is responsible for paying most of the Funds’ expenses, including those of the Funds’ principal service providers and Sub-Adviser. The Board considered the information provided by Krane regarding the amounts it pays to the Funds’ service providers under the unitary fee arrangement. The Board

Approval of Advisory Agreements and Sub-Advisory Agreement (Unaudited) (continued)

reviewed and considered the fees paid by each Fund in light of the nature, quality and extent of the services provided or obtained by Krane. The Board also considered the net expense ratios of the Funds compared to those of their peer groups.

The Board noted that each Fund’s management fees and expense ratio are higher than the peer median (measured against their Morningstar peers). However, the Board noted these Funds offer unique access to investing in global or regional carbon markets through the use of carbon credit futures. The Board further noted that these products reflect management’s deep knowledge of these markets. The Board considered that the Morningstar peer groups for the Funds do not reflect the unique exposure and thematic approach of the Funds and considered that the Funds’ total expense ratios are generally consistent with those of their direct peers. The Board considered that Krane applies a methodical and consistent approach to pricing the Funds and conducts significant competitive research with respect to such pricing. The Board considered that the Funds offer unique investment exposure for investors in U.S. registered funds and considered the operational costs incurred by Krane under the unitary fee structure. The Board also considered the effect of each Fund’s assets under management on its net expense ratio.

Although the Board received information regarding the fees paid to the Sub-Adviser under the Sub-Advisory Agreement, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Adviser with respect to the negotiation of sub-advisory fee rates. The Board also considered that Krane (and not the Funds) pays the Sub-Adviser’s fees.

Costs and Profitability

The Board considered that although Krane is profitable, it was not making a profit from its relationship with all of the Funds under the Advisory Agreement. The Board considered Krane’s commitment to the success of the Funds and the use of a unitary fee structure under which Krane bears the risk if certain of the Funds’ expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board also considered that Krane has established a securities lending program for the benefit of certain of the Funds and that fees earned by Krane from such Funds can affect the profitability of such Funds.

The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses Krane pays in accordance with the Advisory Agreement.

The Board did not consider information regarding the costs of services provided or profits realized by the Sub-Adviser from their relationships with the Funds, noting the arm’s-length nature of the relationship between Krane and the Sub-Adviser with respect to the negotiation of the sub-advisory fee rate on behalf of each Fund. The Board considered that Krane, and not the Funds, is responsible for paying the sub-advisory fees under the Sub-Advisory Agreement.

Approval of Advisory Agreements and Sub-Advisory Agreement (Unaudited) (concluded)

Other Benefits

The Board considered the extent to which Krane would derive ancillary benefits from the Funds’ operations, including benefits to Krane as a result of its ability to use the assets of certain Funds to engage in soft dollar transactions and the existence of a securities lending program for certain Funds. The Board also noted that Krane and certain of its executives indirectly hold minority ownership interests in CFP, and that they would therefore benefit from the success and profitability of any Fund sub-advised by CFP. The Board did not observe any other potential benefits to be realized by Krane from its relationship with the Funds.

Economies of Scale

The Board considered that each Fund is managed by Krane pursuant to a unitary fee advisory agreement, pursuant to which Krane bears all of the Fund’s expenses until it gathers sufficient assets under management to, in effect, pay its own costs. As a result, the Board observed, Krane typically subsidizes each Fund for a period of time following its inception. The Board also considered that Krane continues to reinvest a significant portion of its profits in its business, including through the addition of compliance and operations personnel, and that any economies of scale are shared with the Funds in this manner. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider in connection with the renewal of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements. The Board noted that, as in the past, it will continue to monitor the Funds at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2022 to September 30, 2022).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 4/1/2022	Ending Account Value 9/30/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
KraneShares Global Carbon Transformation ETF
Actual Fund Return	$1,000.00	$780.40	0.89%	$3.97
Hypothetical 5% Return	1,000.00	1,020.61	0.89	4.51

KraneShares Global Carbon Strategy ETF
Actual Fund Return	$1,000.00	$807.20	0.79%	$3.58
Hypothetical 5% Return	1,000.00	1,021.11	0.79	4.00

KraneShares European Carbon Allowance Strategy ETF
Actual Fund Return	$1,000.00	$803.90	0.79%	$3.57
Hypothetical 5% Return	1,000.00	1,021.11	0.79	4.00

KraneShares California Carbon Allowance Strategy ETF
Actual Fund Return	$1,000.00	$858.40	0.78%	$3.63
Hypothetical 5% Return	1,000.00	1,021.16	0.78	3.95

KraneShares Global Carbon Offset Strategy ETF
Actual Fund Return(2)	$1,000.00	$743.60	0.78%	$3.04
Hypothetical 5% Return	1,000.00	1,021.16	0.78	3.95

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) unless otherwise indicated.
(2)	Expenses are equal to Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 163/365 (to reflect the period from 4/20/22- 9/30/22).

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements. The “Market Price” of the Funds generally is determined using the closing price on the stock exchange on which the Shares of the Funds are listed for trading. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at http://kraneshares.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

KraneShares Trust:

280 Park Avenue 32nd Floor

New York, NY 10017

1-855-857-2638

http://kraneshares.com/

Investment Adviser:

Krane Funds Advisors, LLC

280 Park Avenue 32nd Floor

New York, NY 10017

Sub-Adviser:

Climate Finance Partners LLC

251 Little Falls Drive

Wilmington, DE 19808

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Independent Registered Public

Accounting Firm:

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, NY 10017

KRS-SA-004-0100

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR § 270.30a-3(d)) that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(a)(3) Not applicable to the Registrant.

(a)(4) Not applicable to the Registrant.

(b) Officer certification as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2022

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 9, 2022